UNITED STATES
  					SECURITIES AND EXCHANGE COMMISSION
    						Washington, D.C.  20569

    							    FORM 13F

  							FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2011

Check here if Amendment  [ ] Amendment Number:
This Amendment:		 [ ] is a restatement
									 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Jane Street Global Trading, LLC
Address:		One New York Plaza, 33rd Floor
 						New York, NY  10004

Form 13F File Number:  28-13275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Granieri
Title:	Managing Director
Phone:	212-651-6069

Signature, Place, and Date of Signing:

Robert Granieri 		New York, New York	February 14, 2012


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT
[X] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number			Name
28-11420									Jane Street Holding, LLC

						     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	N/A

Form 13F Information Table Value Total:	N/A

List of Other Included Managers: NONE